Risk Management - Additional information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
A1 Percentage Depreciation [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized foreign (loss) gain	€ (0.1)	€ (0.1)